FEDERATED WORLD INVESTMENT SERIES, INC.
Federated Asia Pacific Growth Fund
Class A Shares
Class B Shares
Class C  Shares
Federated Emerging Markets Fund
Class A Shares
Class B Shares
Class C Shares
Federated European Growth Fund
Class A Shares
Class B Shares
Class C Shares
Federated Global Equity Fund
Class A Shares
Class B Shares
Class C Shares
Federated Global Financial Services Fund
Class A Shares
Class B Shares
Class C Shares
Federated International Growth Fund
Class A Shares
Class B Shares
Class C Shares
Federated International High Income Fund
Class A Shares
Class B Shares
Class C Shares
Federated International Small Company Fund
Class A Shares
Class B Shares
Class C Shares
Federated World Utility Fund
Class A Shares
Class B Shares
Class C Shares


--------------------------------------------------------------------------------
Supplement to Statements of Additional Information dated January 31, 2002

Please delete the following paragraph under "Research Services:"

  "Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund."

Please add the following as the second paragraph under "Brokerage Transactions:"

     "Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts."






                                                                  April 30, 2002

Cusip 31428U102 Cusip 31428U201 Cusip 31428U300 Cusip 31428U409 Cusip 31428U508
Cusip 31428U607 Cusip 31428U706 Cusip 31428U805 Cusip 31428U888 Cusip 31428U870
Cusip 31428U862 Cusip 31428U854 Cusip 31428U847 Cusip 31428U839 Cusip 31428U821
Cusip 31428U813 Cusip 31428U797 Cusip 31428U789 Cusip 31428U771 Cusip 31428U763
Cusip 31428U755 Cusip 31428U748 Cusip 31428U730 Cusip 31428U722 Cusip 31428U672
Cusip 31428U664 Cusip 31428U656

27409 (4/02)